Loans Receivable and Allowance for Loan Losses - Summary of allowance for loan losses by portfolio segment (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	$ 8,382	$ 7,941	$ 7,941
Provisions	211	190	585	1,821	1,049
Ending balance	8,603		8,382	7,941
Loans receivable
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	8,382	7,941	7,941	6,425	5,440
Charge-offs		(2)	(170)	(326)	(84)
Recoveries	10	5	26	21	20
Provisions	211	190	585	1,821	1,049
Ending balance	8,603	8,134	8,382	7,941	6,425
Loans receivable | Residential Real Estate
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	1,310	1,230	1,230	1,290	1,053
Charge-offs				(261)
Recoveries
Provisions	(12)	34	80	201	237
Ending balance	1,298	1,264	1,310	1,230	1,290
Loans receivable | Commercial Real Estate
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	3,616	3,842	3,842	2,519	1,806
Charge-offs			(166)
Recoveries
Provisions	151	45	(60)	1,323	713
Ending balance	3,767	3,887	3,616	3,842	2,519
Loans receivable | Construction
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	1,032	929	929	1,007	951
Charge-offs				(60)	(84)
Recoveries
Provisions	(20)	4	103	(18)	140
Ending balance	1,012	933	1,032	929	1,007
Loans receivable | Home Equity
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	190	220	220	274	313
Charge-offs
Recoveries
Provisions	2	(6)	(30)	(54)	(39)
Ending balance	192	214	190	220	274
Loans receivable | Commercial Business
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	2,225	1,718	1,718	1,317	744
Charge-offs
Recoveries
Provisions	106	103	507	401	573
Ending balance	2,331	1,821	2,225	1,718	1,317
Loans receivable | Consumer
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	9	2	2	11	20
Charge-offs		(2)	(4)	(5)
Recoveries	10	5	26	21	20
Provisions	(16)	10	(15)	(25)	(29)
Ending balance	3	15	9	2	11
Loans receivable | Unallocated
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance				7	553
Charge-offs
Recoveries
Provisions				(7)	(546)
Ending balance					7
Loans receivable | Originated
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	8,382	7,941	7,941
Charge-offs			(170)
Recoveries	10		26
Provisions	211		585
Ending balance	8,603		8,382
Loans receivable | Originated | Residential Real Estate
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	1,310	1,230	1,230
Charge-offs
Recoveries
Provisions	(12)		80
Ending balance	1,298		1,310
Loans receivable | Originated | Commercial Real Estate
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	3,616	3,842	3,842
Charge-offs			(166)
Recoveries
Provisions	151		(60)
Ending balance	3,767		3,616
Loans receivable | Originated | Construction
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	1,032	929	929
Charge-offs
Recoveries
Provisions	(20)		103
Ending balance	1,012		1,032
Loans receivable | Originated | Home Equity
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	190	220	220
Charge-offs
Recoveries
Provisions	2		(30)
Ending balance	192		190
Loans receivable | Originated | Commercial Business
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	2,225	1,718	1,718
Charge-offs
Recoveries
Provisions	106		507
Ending balance	2,331		2,225
Loans receivable | Originated | Consumer
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	9	2	2
Charge-offs			(4)
Recoveries	10		26
Provisions	(16)		(15)
Ending balance	3		9
Loans receivable | Originated | Unallocated
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance
Charge-offs
Recoveries
Provisions
Ending balance
Loans receivable | Acquired
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance
Charge-offs
Recoveries
Provisions
Ending balance
Loans receivable | Acquired | Residential Real Estate
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance
Charge-offs
Recoveries
Provisions
Ending balance
Loans receivable | Acquired | Commercial Real Estate
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance
Charge-offs
Recoveries
Provisions
Ending balance
Loans receivable | Acquired | Construction
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance
Charge-offs
Recoveries
Provisions
Ending balance
Loans receivable | Acquired | Home Equity
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance
Charge-offs
Recoveries
Provisions
Ending balance
Loans receivable | Acquired | Commercial Business
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance
Charge-offs
Recoveries
Provisions
Ending balance
Loans receivable | Acquired | Consumer
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance
Charge-offs
Recoveries
Provisions
Ending balance
Loans receivable | Acquired | Unallocated
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance
Charge-offs
Recoveries
Provisions
Ending balance